Fair Value Measurement	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Fair Value Measurement
Fair Value Measurement

28. Fair value measurement

Recurring fair value measurements

The following table presents information about the Company’s assets and liabilities measured at fair value on a recurring basis as at September 30, 2022 and the associated gains (losses) for the nine months ended September 30, 2022:

	Carrying amount	Fair value	Level 1	Level 3	Gains (losses)

Equity securities	$438,522	$438,522	$438,522	$-	$(421,974)
Debt securities	1,308,028	1,308,028	-	1,308,028	-
Total investments	$1,746,550	$1,746,550	$438,522	$1,308,028	$(421,974)

Contingent consideration – trading price consideration	$1,964	$1,964	$-	$1,964	$572,723
Contingent consideration - other	-	-	-	-	69,430
Total contingent consideration (Note 27)	$1,964	$1,964	$-	$1,964	$642,153

Non-recurring fair value measurements

Certain assets are measured at fair value on a non-recurring basis and therefore are not included in the tables above. These assets were adjusted to fair value as a result of impairment recognized in the nine months ended September 30, 2022 (Note 13). The following table presents the level within the fair value hierarchy for these fair value measurements as at their respective measurement dates, along with their carrying value at September 30, 2022:

	Carrying amount	Fair value	Level 3
Licenses	$9,699,829	$9,699,829	$9,699,829
Brands	$23,624,000	$23,624,000	$23,624,000
Right of use assets - operating	$2,458,703	$2,476,399	$2,476,399

33. Fair value measurement

Recurring fair value measurements

The following table presents information about the Company’s assets and liabilities measured at fair value on a recurring basis as at December 31, 2021:

	Carrying amount	Fair value	Level 1	Level 3	Total losses (gains)

Equity securities	$860,496	$860,496	$860,496	$—	$1,299,018
Debt securities	1,048,028	1,048,028	—	1,048,028	(48,028)

Total investments at fair value through profit or loss (Note 8)	$1,908,524	$1,908,524	$860,496	$1,048,028	$1,250,990

Contingent consideration – trading price consideration	$574,687	$574,687	$—	$574,687	$(232,144,559)
Contingent consideration - other	368,444	368,444	368,444	—	2,325,489

Total contingent consideration (Note 32)	$943,131	$943,131	$368,444	$574,687	$(229,819,070)

Non-recurring fair value measurements

Certain assets are measured at fair value on a non-recurring basis and therefore, are not included in the tables above. These assets include intangible assets, more specifically licenses and cultivation network. These assets were adjusted to fair value during the Company’s annual impairment test in the third quarter (Note 10). The following table presents the level within the fair value hierarchy for these fair value measurements as at their respective measurement dates, along with their carrying value at December 31, 2021:

	As at December 31, 2021	As at September 30, 2021
	Carrying amount	Fair value	Level 3
Licenses	$15,835,213	$17,433,794	$17,433,794
Cultivation network	$957,407	$997,207	$997,207